COMMITMENTS AND CONTINGENT LIABILITIES (Operating lease commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2017	$ 13,889
2018	12,760
2019	11,104
2020	8,715
2021	7,892
2022 and thereafter	45,412
Total	99,772
Lease expenses, net	$ 13,479	$ 12,109	$ 11,545